SUPPLEMENTAL DISCLOSURES	3 Months Ended
Mar. 31, 2014
SUPPLEMENTAL DISCLOSURES

NOTE 4 – SUPPLEMENTAL DISCLOSURES

Income Tax Benefit (Expense)

The Company’s income tax benefit (expenses) for the three months ended March 31, 2014 and 2013, respectively, consisted of the following components:

(In thousands)	Three Months Ended March 31,
	2014	2013
Current tax expense	$(43,080)	$(10,666)
Deferred tax benefit (expense)	(25,308)	106,991

Income tax benefit (expense)	$(68,388)	$96,325

The effective tax rate for the three months ended March 31, 2014 was (18.8)%. The 2014 effective tax rate was primarily impacted by the valuation allowance recorded against a portion of the Company’s U.S. federal, state and certain foreign jurisdiction net operating losses and other deferred tax assets due to the uncertainty of the ability to utilize those assets in future periods. The Company has recorded a partial valuation allowance against these deferred tax assets as the reversing deferred tax liabilities that can be used as a source of future taxable income to realize the deferred tax assets was exceeded by the additional net operating losses generated in the period ended March 31, 2014.

The effective tax rate for the three months ended March 31, 2013 was 31.5%. The 2013 effective tax rate was impacted by the Company’s inability to record tax benefit on tax losses in certain foreign jurisdictions due to the uncertainty of the ability to utilize those losses in future years.

Supplemental Cash Flow Information

During the three months ended March 31, 2014 and 2013, cash paid for interest and income taxes, net of income tax refunds of $3.5 million and $0.4 million, respectively, was as follows:

(In thousands)	Three Months Ended March 31,
	2014	2013
Interest	$412,643	$385,238
Income taxes	11,504	13,175

Australian Radio Network

The Company owned a 50% interest in Australian Radio Network (“ARN”), an Australian company that owns and operates radio stations in Australia and New Zealand. An impairment charge of $95.4 million was recorded during the fourth quarter of 2013 to write down the investment to its estimated fair value. On February 18, 2014, a subsidiary of the Company sold its 50% interest in ARN, recognizing a loss on the sale of $2.4 million and $11.5 million of foreign exchange losses that were reclassified from accumulated other comprehensive income at the date of the sale.

Other Comprehensive Income (Loss)

The following table discloses the deferred income tax (asset) liability related to each component of other comprehensive income (loss) for the three months ended March 31, 2014 and 2013, respectively:

(In thousands)	Three Months Ended March 31,
	2014	2013
Foreign currency translation adjustments and other	$8,181	$(730)
Unrealized holding gain on marketable securities	—	2,820
Unrealized holding gain on cash flow derivatives	—	8,774

Total increase in deferred tax liabilities	$8,181	$10,864